U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.	Name and address of issuer:

   	William Blair Mutual Funds, Inc.
   	222 West Adams Street
   	Chicago,  IL 60606

2.	Name of each series or class of funds for which this notice is filed:

   	William Blair Mutual Funds, Inc.

   	Growth Fund
   	Ready Reserves Fund
   	Income Fund
   	International Growth Fund
    Limited Term Tax-Free Fund
   	Value Discovery Fund

3.	Investment Company Act File Number:

   	Securities Act File Number: 33 - 17463

4.	Last day of fiscal year for which this notice is filed:  12/31/96

5.	Check box if this notice is being filed more then 180 days after the close of
  	of the issuer's fiscal year for purposes of reposting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
														                                              	[ ]

6.	Date of termination declaration under rule 24f-2(a)(1), if applicable:

7.	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:

     -0- Growth Fund; -0- Ready Reserves Fund; 2,502,698 shares Income Fund; -0- International Growth Fund and -0- Value Discovery Fund


8.	Number of securities registered during the fiscal year other than 	pursuant
   to rule 24f-2:

  		-0- Growth Fund; -0- Ready Reserves Fund; -0- shares Income Fund; -0- International Growth Fund, -0- Limited Term Tax-Free Fund and
    -0- Value Discovery Fund

9. Number and aggregate sale price of securities sold during the fiscal year:


	   								                  	Shares     				Amount
	Growth Fund					                 12,563,198   	165,768,544
 Ready Reserves Fund			       	2,994,213,221  2,994,213,221
	Income Fund				             	    	2,771,074  	  28,856,251
	International Growth Fund		      	2,196,110  	  29,640,055
 Limited Term Tax-Free Fund           12,531        125,210
	Value Discovery Fund      	         217,517     	2,175,167
									                     	3,014,744,724  3,197,529,600

10.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:



	   								                  	Shares        	Amount
	Growth Fund	           	 				    12,563,198 		 165,768,544
	Ready Reserves Fund			       	2,994,213,221  2,994,231,221
	Income Fund					                    268,376     	2,794,702
	International Growth Fund		      	2,196,110  			29,640,055
 Limited Term Tax-Free Fund           12,531        125,210
	Value Discovery Fund      	         217,517     	2,175,167

									                     	3,014,744,724  3,197,529,600

11.	Number and aggregate sale price of securities issued during the 	fiscal year
    in connection with dividend reinvestment plans, if applicable:

	   								                 	 Shares 	     Amount
	Growth Fund					              	1,351,091		 18,034,950
	Ready Reserves Fund			       	33,371,179   33,371,179
	Income Fund					                 630,316    6,494,706
	International Growth Fund		      252,867	  	3,461,293
	Limited Term Tax - Free Fund    		 9,329  	    92,752
								                     		35,614,783   61,454,881
</TABLE

12. Calculation of registration fee.


                                                         William Blair
                                                         Mutual Funds
(i)   Aggregate sale price of securities sold during
      the fiscal year in reliance on rule 24f-2:         3,197,529,600

(ii)  Agrregate price of shares issued in connection
      with dividend reinvestment plans:                     61,454,881

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):            3,120,955,797

(iv)  Aggregate price of shares redeemed or repurchased
      and previously applied as a reduction to filing
      fees pursuant to rule 24e-2:                               0

(v)   Net aggregate price of securities sold and issued
      during the fiscal year in reliance on rule 24f-2
      (line (i), plus line (ii), less line (iii),
      plus line (iv):                                      135,233,982

(vi)  Multiplier prescribed by Section 6 (b) of the
      Securities Act of 1983 or other applicable law
      or regulation (see Instruction C.6):                   1%/33

(vii) Fee due [line (i) or line (v) multiplied
      by line (vi)]:                                         44,042.55

13.	Check box if fees are being remitted to the Commission's lockbox 	depository
    as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).

                                             															[X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 26, 1997


Signatures

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)		Terence M. Sullivan    	Vice - President

	Date:	February 26, 1997